Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2019
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001464413
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 06, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 06, 2019
Prospectus Date	rr_ProspectusDate	Aug. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
SIRIUS S&P STRATEGIC LARGE-CAP ALLOCATION FUND | SIRIUS S&P STRATEGIC LARGE-CAP ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSPLX